SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at Beginning of Year	$ 3,918	$ 1,095	$ 636
Charged to Expenses	4,974	3,027	459
Write-offs, Net of Recoveries		(204)
Balance at End of Year	$ 8,892	$ 3,918	$ 1,095